Related party transactions and balances (Tables)	6 Months Ended
Feb. 28, 2022
Schedule of compensation award to key management

	For the three months ended		For the six months ended
	February 28, 2022	February 28, 2021	February 28, 2022	February 28, 2021
	$	$	$	$
Total compensation paid to key management	360,887	909,355	708,143	1,444,093
Share based payments	209,613	361,990	363,284	1,257,804